INTANGIBLE ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Intangible assets disclosures
Intangible assets	¥ 15,215	¥ 14,767
Less: accumulated amortization	(1,959)	(1,594)
Net book value	13,256	13,173
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	11,776	11,613
Net book value - intangible assets not subject to amortization	11,776	11,613
Others
Intangible assets disclosures
Intangible assets not subject to amortization	158	159
Net book value - intangible assets not subject to amortization	158	159
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	1,872	1,844
Less: accumulated amortization	(1,176)	(923)
Net book value - intangible assets to be amortized	696	921
Technology
Intangible assets disclosures
Intangible assets to be amortized	610	633
Less: accumulated amortization	(541)	(450)
Net book value - intangible assets to be amortized	69	183
Others
Intangible assets disclosures
Intangible assets to be amortized	799	518
Less: accumulated amortization	(242)	(221)
Net book value - intangible assets to be amortized	¥ 557	¥ 297